Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2020
Changes in Accumulated Other Comprehensive Income After Tax
The below table presents the changes in accumulated other comprehensive income (OCI) after income tax for the years ended March 31, 2019 and March 31, 2020.

	Available for sale securities		Foreign currency translation reserve		Total
	(In millions)
Balance, March 31, 2018	Rs.	(4,467.3)	Rs.	670.6	Rs.	(3,796.7)
Adjustment to Other Comprehensive Income (loss)		(268.0)		—		(268.0)
Net unrealized gain/(loss) arising during the period		17,105.1		663.9		17,769.0
Amounts reclassified to income		(1,895.5)		—		(1,895.5)

Balance, March 31, 2019	Rs.	10,474.3	Rs.	1,334.5	Rs.	11,808.8

Balance, March 31, 2019	Rs.	10,474.3	Rs.	1,334.5	Rs.	11,808.8
Net unrealized gain/(loss) arising during the period		47,574.2		1,771.7		49,345.9
Amounts reclassified to income		(8,823.1)		—		(8,823.1)

Balance, March 31, 2020	Rs.	49,225.4	Rs.	3,106.2	Rs.	52,331.6

Balance, March 31, 2020	US$	652.9	US$	41.2	US$	694.1

Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect
The below table presents the reclassification out of accumulated other comprehensive income (OCI) by income line item and the related income tax effect for periods ended March 31, 2019 and March 31, 2020.

	As of March 31,
	2019		2020		2020
	(In millions)
Available for sale debt securities:
Realized (gain)/loss on sales of available for sale debt securities, net	Rs.	(3,994.6)	Rs.	(22,671.3)	US$	(300.7)
Other than temporary impairment losses on available for sale debt securities		1,081.0		9,109.0		120.8

Total before income tax	Rs.	(2,913.6)	Rs.	(13,562.3)	US$	(179.9)
Income tax		1,018.1		4,739.2		62.9

Net of income tax	Rs.	(1,895.5)	Rs.	(8,823.1)	US$	(117.0)